Statements of Net Assets Available for Benefits - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	$ 473,522,228	$ 437,038,226
Investments, at contract value:
Stable value fund	30,906,317	32,408,933
Total investments	504,428,545	469,447,159
Receivables:
Contributions receivable - employer		16,281
Notes receivable from participants, net	4,443,378	4,308,643
Total receivables	4,443,378	4,324,924
Net assets available for benefits	508,871,923	473,772,083
Fair value
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	459,862,251	422,168,990
Fair value | Mutual funds
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	368,463,156	327,318,655
Fair value | Community Financial System, Inc. common stock
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	83,352,180	87,776,467
Fair value | Self-directed brokerage
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	8,046,915	7,073,868
NAV
Investments, at fair value/ at net asset value:
Total investments at fair value/ at NAV	$ 13,659,977	$ 14,869,236
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember